UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07643
                                                    --------------

                          Phoenix Partner Select Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman, Esq.         John R. Flores, Esq.
Counsel & Chief Legal Officer for  Vice President, Litigation/Employment Counsel
Registrant                         Phoenix Life Insurance Company
Phoenix Life Insurance Company     One American Row
One American Row                   Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



Semiannual Report

[GRAPHIC OMITTED] JANUARY 31, 2005



[GRAPHIC OMITTED] PHOENIX
                  PARTNER SELECT

Phoenix Partner Select Wealth Builder Fund

Phoenix Partner Select Wealth Guardian Fund


[GRAPHIC OMITTED]
Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery


[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD
                  COMMITTED TO INVESTOR SUCCESS(R)

     -----------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     -----------------------------------------------------------------





This report is not authorized for distribution to prospective investors in the Phoenix Partner Select Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Partner Select Funds for the six-month period ended January 31, 2005.

      As we begin a new year, the U.S. economy appears to be growing. Gross domestic product (GDP), the most comprehensive measure of U.S. economic activity, grew at a healthy 4.4% rate in 2004. Adding to the positives, employment growth also accelerated in the fourth quarter. The markets finished the year strong, particularly the U.S. equity market following a strong post-election rally. Looking at the year ahead, the Federal Reserve Board's ongoing commitment to raising interest rates, combined with record oil prices and deficits, are likely to slow the pace of economic growth, posing both challenges as well as opportunities for investors in both the equity and bond markets.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix Partner Select Fund allocation may help in this effort.

      For updates on all Phoenix Funds, including performance, please visit PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

FEBRUARY 2005




1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS




Glossary ....................................................................  3
Phoenix Partner Select Wealth Builder Fund ..................................  5
Phoenix Partner Select Wealth Guardian Fund ................................. 10
Notes to Financial Statements ............................................... 15

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the U.S., responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

                         COMPOSITION BY UNDERLYING FUND
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                             AS OF JANUARY 31, 2005
                                   (UNAUDITED)


                                                                         Wealth Builder Fund  Wealth Guardian Fund
                                                                         -------------------  --------------------
         Phoenix Growth & Income Fund Class A ........................            20.2%                 17.8%
         Phoenix Institutional Bond Fund Class Y .....................             7.6%                 15.0%
         Phoenix Market Neutral Fund Class A .........................             5.1%                  5.0%
         Phoenix-Duff & Phelps Real Estate Securities Fund Class A ...             9.8%                  9.6%
         Phoenix-Goodwin Multi-Sector Short Term Bond Fund Class A ...             5.2%                 10.1%
         Phoenix-Kayne Rising Dividends Fund Class A .................            19.3%                 17.3%
         Phoenix-Kayne Small-Mid Cap Fund Class A ....................            25.2%                 10.3%
         Phoenix-Seneca Bond Fund ....................................             7.6%                 14.9%
                                                                                 -----                 -----
                  Total ..............................................           100.0%                100.0%
                                                                                 =====                 =====

4

PHOENIX PARTNER SELECT WEALTH BUILDER FUND


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Builder Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                             Beginning           Ending        Expenses Paid
Wealth Builder Fund        Account Value     Account Value        During
      Class A              July 31, 2004    January 31, 2005      Period*
--------------------------------------------------------------------------------
Actual                      $1,000.00          $1,065.20           $2.08

Hypothetical (5% return
  before expenses)           1,000.00           1,023.16            2.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                             Beginning           Ending        Expenses Paid
Wealth Builder Fund        Account Value     Account Value        During
      Class C              July 31, 2004    January 31, 2005      Period*
--------------------------------------------------------------------------------
Actual                      $1,000.00          $1,062.10           $5.98

Hypothetical (5% return
  before expenses)           1,000.00           1,019.34            5.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Partner Select Wealth Builder Fund

--------------------------------------------------------------------------------
 FUND INVESTMENT ALLOCATION (UNAUDITED)                               1/31/2005
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds               80%
Fixed Income Funds         20

                   SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005
                                   (UNAUDITED)


                                                   SHARES           VALUE
                                                 ---------      ------------

MUTUAL FUNDS--100.1%

EQUITY FUNDS--79.7%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A ................................      496,121      $ 11,381,017

Phoenix Growth & Income Fund Class A ........    1,661,020        23,387,170

Phoenix-Kayne Rising Dividends Fund
Class A .....................................    1,443,581        22,418,812

Phoenix-Kayne Small-Mid Cap Fund
Class A(b) ..................................    1,481,861        29,207,496

Phoenix Market Neutral Fund Class A(b) ......      501,199         5,894,101
                                                                ------------
                                                                  92,288,596
                                                                ------------


                                                   SHARES           VALUE
                                                 ---------      ------------

FIXED-INCOME FUNDS--20.4%

Phoenix-Goodwin Multi-Sector Short Term
Bond Fund Class A ...........................    1,238,127      $  5,967,771

Phoenix Institutional Bond Fund Class Y .....      277,306         8,840,508

Phoenix-Seneca Bond Fund Class A ............      827,354         8,769,953
                                                                ------------

                                                                  23,578,232
                                                                ------------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $109,611,547)                                   115,866,828
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $109,611,547)                                   115,866,828(a)

Other assets and liabilities, net--(0.1)%                            (64,541)
                                                                ------------
NET ASSETS--100.0%                                              $115,802,287
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,574,028 and gross depreciation of $326,330 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $109,619,130.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2005
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $109,611,547)                                  $115,866,828
   Cash                                                                  48,518
Receivables
   Fund shares sold                                                   1,226,181
   Dividends from underlying funds                                       21,657
   Receivable from adviser                                                2,481
Prepaid expenses                                                         22,111
Trustee retainer                                                          2,625
                                                                   ------------
     Total assets                                                   117,190,401
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    1,062,512
   Fund shares repurchased                                              218,791
   Distribution and service fees                                         47,395
   Transfer agent                                                        21,033
   Financial agent fee                                                    6,023
Accrued expenses                                                         32,360
                                                                   ------------
     Total liabilities                                                1,388,114
                                                                   ------------
NET ASSETS                                                          115,802,287
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $108,962,268
Distributions in excess of net investment income                        (87,484)
Accumulated net realized gain                                           672,222
Net unrealized appreciation                                           6,255,281
                                                                   ------------
NET ASSETS                                                         $115,802,287
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $40,225,884)                   3,487,926
Net asset value per share                                                $11.53
Offering price per share $11.53/(1-5.75%)                                $12.23

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $75,576,403)                   6,571,007
Net asset value and offering price per share                             $11.50


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2005
                                   (UNAUDITED)


INVESTMENT INCOME
Income distributions received from underlying funds                  $  786,514
Interest                                                                  1,513
                                                                     ----------
     Total investment income                                            788,027
                                                                     ----------
EXPENSES
Investment advisory fee                                                  51,596
Distribution and service fees, Class C                                  252,707
Financial agent fee                                                      31,937
Transfer agent                                                           61,162
Registration                                                             17,085
Trustees                                                                 21,200
Professional                                                             14,414
Printing                                                                 10,624
Custodian                                                                 8,979
Miscellaneous                                                             6,930
                                                                     ----------
     Total expenses                                                     476,634
     Less expenses reimbursed by investment adviser                     (17,538)
                                                                     ----------
     Net expenses                                                       459,096
                                                                     ----------
NET INVESTMENT INCOME                                                   328,931
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gains distributions received from the underlying funds          668,785
Net realized gain on investments                                          4,379
Net change in unrealized appreciation (depreciation)
   on investments                                                     5,053,580
                                                                     ----------
NET GAIN ON INVESTMENTS                                               5,726,744
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,055,675
                                                                     ==========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months          From
                                                                                               Ended          Inception
                                                                                              1/31/05         8/1/03 to
                                                                                            (Unaudited)        7/31/04
                                                                                           ------------     -----------
FROM OPERATIONS
   Net investment income (loss)                                                            $    328,931     $   277,274
   Net realized gain (loss)                                                                     673,164          43,962
   Net change in unrealized appreciation (depreciation)                                       5,053,580       1,201,701
                                                                                           ------------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                6,055,675       1,522,937
                                                                                           ------------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (230,107)       (170,807)
   Net investment income, Class C                                                              (207,961)       (106,591)
   Net realized long-term gains, Class A                                                         (8,003)             --
   Net realized long-term gains, Class C                                                        (15,124)             --
                                                                                           ------------     -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (461,195)       (277,398)
                                                                                           ------------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,021,732 and 2,952,698 shares, respectively)              11,544,007      31,761,461
   Net asset value of shares issued from reinvestment of distributions
     (12,960 and 8,770 shares, respectively)                                                    152,791          96,271
   Cost of shares repurchased (262,628 and 245,606 shares), respectively                     (2,982,159)     (2,684,948)
                                                                                           ------------     -----------
Total                                                                                         8,714,639      29,172,784
                                                                                           ------------     -----------
CLASS C
   Proceeds from sales of shares (1,550,767 and 5,572,339 shares), respectively              17,554,371      59,681,667
   Net asset value of shares issued from reinvestment of distributions
     (5,584 and 2,134 shares, respectively)                                                      65,720          22,942
   Cost of shares repurchased (326,441 and 233,376 shares, respectively)                     (3,704,698)     (2,545,157)
                                                                                           ------------     -----------
Total                                                                                        13,915,393      57,159,452
                                                                                           ------------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 22,630,032      86,332,236
                                                                                           ------------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     28,224,512      87,577,775

NET ASSETS
   Beginning of period                                                                       87,577,775              --
                                                                                           ------------     -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($87,484) AND $21,653, RESPECTIVELY]           $115,802,287     $87,577,775
                                                                                           ============     ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                                   -----------------------------------
                                                                    SIX MONTHS
                                                                   ENDED 1/31/05      FROM INCEPTION
                                                                    (UNAUDITED)      8/1/03 TO 7/31/04
Net asset value, beginning of period                                    $10.89              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                           0.06                0.12(3)
   Capital gain distributions received from underlying funds              0.07                0.01
   Net realized and unrealized gain (loss)                                0.58                0.86
                                                                        ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.71                0.99
                                                                        ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.07)              (0.10)
   Distributions from net realized gains                                    --(4)               --
                                                                        ------              ------
     TOTAL DISTRIBUTIONS                                                 (0.07)              (0.10)
                                                                        ------              ------
Change in net asset value                                                 0.64                0.89
                                                                        ------              ------
NET ASSET VALUE, END OF PERIOD                                          $11.53              $10.89
                                                                        ======              ======
Total return(1)                                                           6.52%(5)            9.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                  $40,226             $29,566

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              0.40%(6)            0.40%
   Gross operating expenses                                               0.43%(6)            0.77%
   Net investment income                                                  1.03%(6)            1.11%
Portfolio turnover                                                          1%(5)                0%

                                                                                 CLASS C
                                                                   -----------------------------------
                                                                    SIX MONTHS
                                                                   ENDED 1/31/05      FROM INCEPTION
                                                                    (UNAUDITED)      8/1/03 TO 7/31/04
Net asset value, beginning of period                                    $10.86              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                           0.02                0.04(3)
   Capital gain distributions received from underlying funds              0.06                0.01
   Net realized and unrealized gain (loss)                                0.59                0.85
                                                                        ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.67                0.90
                                                                        ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.03)              (0.04)
   Distributions from net realized gains                                    --(4)               --
                                                                        ------              ------
     TOTAL DISTRIBUTIONS                                                 (0.03)              (0.04)
                                                                        ------              ------
Change in net asset value                                                 0.64                0.86
                                                                        ------              ------
NET ASSET VALUE, END OF PERIOD                                          $11.50              $10.86
                                                                        ======              ======
Total return(1)                                                           6.21%(5)            9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                  $75,576             $58,012

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              1.15%(6)            1.15%
   Gross operating expenses                                               1.18%(6)            1.47%
   Net investment income                                                  0.43%(6)            0.34%
Portfolio turnover                                                           1%(5)               0%

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Amount is less than $0.01.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Guardian Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                             Beginning           Ending        Expenses Paid
Wealth Guardian Fund       Account Value     Account Value        During
      Class A              July 31, 2004    January 31, 2005      Period*
--------------------------------------------------------------------------------
Actual                      $1,000.00          $1,054.00           $2.69

Hypothetical (5% return
  before expenses)           1,000.00           1,022.55            2.65

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.52%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                             Beginning           Ending        Expenses Paid
Wealth Guardian Fund       Account Value     Account Value        During
      Class C              July 31, 2004    January 31, 2005      Period*
--------------------------------------------------------------------------------
Actual                      $1,000.00          $1,050.80           $6.57

Hypothetical (5% return
  before expenses)           1,000.00           1,018.72            6.48

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.27%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Partner Select Wealth Guardian Fund

--------------------------------------------------------------------------------
 FUND INVESTMENT ALLOCATION (UNAUDITED)                               1/31/2005
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds               60%
Fixed Income Funds         40


                   SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005
                                   (UNAUDITED)


                                                  SHARES            VALUE
                                                 ---------       -----------

MUTUAL FUNDS--99.7%

EQUITY FUNDS--59.8%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A ................................      223,730       $ 5,132,361

Phoenix Growth & Income Fund Class A ........      671,246         9,451,147

Phoenix-Kayne Rising Dividends Fund
Class A .....................................      590,754         9,174,414

Phoenix-Kayne Small-Mid Cap Fund Class A(b) .      276,594         5,451,675
Phoenix Market Neutral Fund Class A(b) ......      227,247         2,672,418
                                                                 -----------
                                                                  31,882,015
                                                                 -----------


                                                  SHARES            VALUE
                                                 ---------       -----------

FIXED-INCOME FUNDS--39.9%

Phoenix-Goodwin Multi-Sector Short Term Bond
Fund Class A ................................    1,114,318       $ 5,371,012

Phoenix Institutional Bond Fund Class Y .....      250,061         7,971,940

Phoenix-Seneca Bond Fund Class A ............      746,035         7,907,972
                                                                 -----------
                                                                  21,250,924
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $50,995,574)                                     53,132,939
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $50,995,574)                                     53,132,939(a)
Other assets and liabilities, net--0.3%                              183,007
                                                                 -----------
NET ASSETS--100.0%                                               $53,315,946
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,299,704 and gross depreciation of $178,459 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $51,011,694.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2005
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $50,995,574)                                   $53,132,939
Cash                                                                   141,036
Receivables
   Fund shares sold                                                    708,423
   Dividends from underlying funds                                      19,363
   Receivable from adviser                                               7,626
Prepaid expenses                                                        13,496
Trustees' retainer                                                       2,625
                                                                   -----------
     Total assets                                                   54,025,508
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                     619,145
   Fund shares repurchased                                              24,552
   Distribution & service fees                                          23,124
   Transfer agent                                                       10,946
   Financial agent fee                                                   6,023
Accrued expenses                                                        25,772
                                                                   -----------
     Total liabilities                                                 709,562
                                                                   -----------
NET ASSETS                                                          53,315,946
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $50,888,724
Distributions in excess of net investment income                       (27,021)
Accumulated net realized gain                                          316,878
Net unrealized appreciation                                          2,137,365
                                                                   -----------
NET ASSETS                                                         $53,315,946
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,092,343)                  1,434,263
Net asset value per share                                               $11.22
Offering price per share $11.22/(1-5.75%)                               $11.90

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $37,223,603)                  3,324,667
Net asset value and offering price per share                            $11.20


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2005
                                   (UNAUDITED)


INVESTMENT INCOME
Income distribution received from underlying funds                   $ 528,560
Interest                                                                   693
                                                                    ----------
     Total investment income                                           529,253
                                                                    ----------
EXPENSES
Investment advisory fee                                                 23,100
Distribution and service fees, Class C                                 123,694
Financial agent fee                                                     31,937
Transfer agent                                                          35,687
Trustees                                                                21,200
Professional                                                            14,415
Registration                                                            14,320
Printing                                                                 7,629
Custodian                                                                6,616
Miscellaneous                                                            5,959
                                                                    ----------
     Total expenses                                                    284,557
     Less expenses reimbursed by investment adviser                    (40,744)
                                                                    ----------
     Net expenses                                                      243,813
                                                                    ----------
NET INVESTMENT INCOME                                                  285,440
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distributions received from underlying funds              321,438
Net realized gain on investments                                         9,505
Net change in unrealized appreciation (depreciation) on
   investments                                                       1,565,570
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,896,513
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,181,953
                                                                    ==========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months         From
                                                                                                Ended         Inception
                                                                                               1/31/05        8/1/03 to
                                                                                             (Unaudited)       7/31/04
                                                                                            ------------    -----------
FROM OPERATIONS
   Net investment income (loss)                                                             $   285,440     $   311,187
   Net realized gain (loss)                                                                     330,943          16,260
   Net change in unrealized appreciation (depreciation)                                       1,565,570         571,795
                                                                                            -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                2,181,953         899,242
                                                                                            -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (132,180)       (111,767)
   Net investment income, Class C                                                              (198,262)       (199,661)
   Net realized long-term gains, Class A                                                         (3,604)             --
   Net realized long-term gains, Class C                                                         (8,499)             --
                                                                                            -----------     -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (342,545)       (311,428)
                                                                                            -----------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (588,950 and 1,090,593 shares, respectively)                 6,552,402      11,572,733
   Net asset value of shares issued from reinvestment of distributions
     (7,717 and 5,491 shares, respectively)                                                      87,903          59,161
   Cost of shares repurchased (110,584 and 147,903 shares, respectively)                     (1,229,442)     (1,571,853)
                                                                                            -----------     -----------
Total                                                                                         5,410,863      10,060,041
                                                                                            -----------     -----------
CLASS C
   Proceeds from sales of shares (886,596 and 2,772,956 shares, respectively)                 9,827,818      29,262,035
   Net asset value of shares issued from reinvestment of distributions
     (3,759 and 4,063 shares, respectively)                                                      42,778          43,475
   Cost of shares repurchased (210,625 and 132,082 shares, respectively)                     (2,341,773)     (1,416,513)
                                                                                            -----------     -----------
Total                                                                                         7,528,823      27,888,997
                                                                                            -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 12,939,686      37,949,038
                                                                                            -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     14,779,094      38,536,852

NET ASSETS
   Beginning of period                                                                       38,536,852              --
                                                                                            -----------     -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($27,021) AND $17,981, RESPECTIVELY]            $53,315,946     $38,536,852
                                                                                            ===========     ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS A
                                                                   -----------------------------------
                                                                    SIX MONTHS
                                                                   ENDED 1/31/05      FROM INCEPTION
                                                                    (UNAUDITED)      8/1/03 TO 7/31/04
Net asset value, beginning of period                                    $10.74              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                           0.09                0.17
   Capital gain distributions received from underlying funds              0.06                  --(3)
   Net realized and unrealized gain (loss)                                0.43                0.74
                                                                        ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.58                0.91
                                                                        ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.10)              (0.17)
   Distributions from net realized gains                                    --(3)               --
                                                                        ------              ------
     TOTAL DISTRIBUTIONS                                                 (0.10)              (0.17)
                                                                        ------              ------
Change in net asset value                                                 0.48                0.74
                                                                        ------              ------
NET ASSET VALUE, END OF PERIOD                                          $11.22              $10.74
                                                                        ======              ======
Total return(1)                                                           5.40%(4)            9.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                  $16,092             $10,182

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              0.52%(5)            0.52%
   Gross operating expenses                                               0.69%(5)            1.35%
   Net investment income                                                  1.88%(5)            1.92%
Portfolio turnover                                                           1%(4)               1%

                                                                                 CLASS C
                                                                   -----------------------------------
                                                                    SIX MONTHS
                                                                   ENDED 1/31/05      FROM INCEPTION
                                                                    (UNAUDITED)      8/1/03 TO 7/31/04
Net asset value, beginning of period                                    $10.72              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                           0.05                0.12
   Capital gain distributions received from underlying funds              0.07                0.01
   Net realized and unrealized gain (loss)                                0.42                0.70
                                                                        ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.54                0.83
                                                                        ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.06)              (0.11)
   Distributions from net realized gains                                    --(3)               --
                                                                        ------              ------
     TOTAL DISTRIBUTIONS                                                 (0.06)              (0.11)
                                                                        ------              ------
Change in net asset value                                                 0.48                0.72
                                                                        ------              ------
NET ASSET VALUE, END OF PERIOD                                          $11.20              $10.72
                                                                        ======              ======
Total return(1)                                                           5.08%(4)            8.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                  $37,224             $28,355

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              1.27%(5)            1.27%
   Gross operating expenses                                               1.45%(5)            1.98%
   Net investment income                                                  0.98%(5)            1.19%
Portfolio turnover                                                           1%(4)               1%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)


1. ORGANIZATION

   Phoenix Partner Select Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Partner Select Wealth Builder Fund ("Wealth Builder Fund") is diversified and is a fund of funds that has an investment objective of seeking capital appreciation. The Partner Select Wealth Guardian Fund ("Wealth Guardian Fund") is diversified and is a fund of funds that has an investment objective of long-term capital appreciation and current income.

   Financial information for the underlying funds may be obtained at www.PhoenixInvestments.com.

   Each Fund offers Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Investments in the underlying funds are valued at each Fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

   As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code"), and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses, losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. INDEMNIFICATIONS

   The trustees and officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore cannot be established; however, in management's opinion, based on experience, the risk of material loss from such claims is remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

   As a fund of funds, however, each underlying mutual Fund's adviser manages the daily investments of the underlying mutual Fund's portfolio and receives a management fee for this service from the underlying funds.

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED) (CONTINUED)


   The Adviser has contractually agreed to reimburse through November 30, 2005 each Fund's total operating expenses, (including management fees and 12b-1 distribution and service fees) to the extent that such expenses exceed the following percentages of average annual net assets:

                                                 Class A       Class C
                                                  Shares        Shares
                                                 -------       -------
Wealth Builder Fund .....................         0.40%         1.15%
Wealth Guardian Fund ....................         0.52%         1.27%

   The Adviser will not seek to recapture any prior years' reimbursed or waived expenses.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended January 31, 2005, as follows:

                                               Class A       Class C
                                             Net Selling     Deferred
                                             Commissions   Sales Charges
                                             -----------   -------------
Wealth Builder Fund .....................      $28,169       $17,468
Wealth Guardian Fund ....................       19,102         9,875

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of Class C. Shareholders in each Fund will indirectly bear the Fund's pro rata share of the fees and expenses of the underlying funds in which each Fund invests, including service fees of 0.25% incurred as a result of the Fund's investment in Class A shares or Class Y shares of the underlying funds.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. is $40,000 per year per fund. For the period ended January 31, 2005, the Trust incurred PEPCO financial agent fees totaling $63,874.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended January 31, 2005, transfer agent fees were $96,849 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                           Transfer Agent
                                                            Fee Retained
                                                           --------------
Wealth Builder Fund ..................................        $   --
Wealth Guardian Fund .................................            --


4. PURCHASES AND SALES OF UNDERLYING FUNDS

   Purchases and sales of underlying funds for the period ended January 31, 2005, aggregated the following:

                                            Purchases        Sales
                                           -----------      --------
Wealth Builder Fund .....................  $24,098,407      $757,760
Wealth Guardian Fund ....................   13,508,424       517,158


5. OTHER

   At January 31, 2005, Wealth Builder had two omnibus shareholder accounts and Wealth Guardian had one omnibus shareholder account, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.

                                                            % of Shares
                                                            Outstanding
                                                            -----------
Wealth Builder Fund ....................................       56.0%
Wealth Guardian Fund ...................................       52.1%

   The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At January 31, 2005, Wealth Builder Fund was the owner of record of approximately 15% of the total outstanding shares of Phoenix-Kayne Rising Dividends Fund, approximately 16% of the total outstanding shares of Phoenix-Kayne Small-Mid Cap Fund, and approximately 11% of the total outstanding shares of the Phoenix-Seneca Bond Fund. The Wealth Guardian Fund was the owner of record of approximately 10% of the total outstanding shares of the Phoenix-Seneca Bond Fund.


6. PROXY VOTING PROCEDURES

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


7. FORM N-Q INFORMATION

   Effective October 31, 2004 each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT (UNAUDITED)



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                Served since           37          Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC       1996.                              2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                    (1972-present), Josiah Macy, Jr. Foundation (Honorary)
  New York, NY 10178                                                 (2004-present), Pace University (Director/Trustee Emeritus)
  DOB: 8/2/29                                                        (2003-present), Greater New York Councils, Boy Scouts of
                                                                     America (1985-present), The Academy of Political Science (Vice
                                                                     Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present), Colgate University (Trustee Emeritus) (since
                                                                     2004). Director/Trustee, The Harlem Youth Development
                                                                     Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                                     Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                                     Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                     Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                     Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                                     BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                     Director) (1990-2000), Accuhealth (1994-2002), Pace University
                                                                     (1978-2003), New York Housing Partnership Development Corp.
                                                                     (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                     (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne             Served since           37          Currently retired. Trustee/Director, Phoenix Funds Complex
  The Flat, Elmore Court          1996.                              (1988-present).
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                  Served since           35          Currently retired. Trustee, Phoenix Funds Complex
  7721 Blue Heron Way             2004.                              (1989-present). Trustee, Scudder Investments (33 portfolios)
  West Palm Beach, FL 33412                                          (1986-present). Director, Coutts & Co. Trust Holdings Limited
  DOB: 3/28/30                                                       (1991-2000), Coutts & Co. Group (1991-2000) and Coutts & Co.
                                                                     International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries             Served since           37          Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902        1996.                              Trustee/Director, Phoenix Funds Complex (1995-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                Served since           35          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.       1996.                              2001. Director/Trustee, Evergreen Funds (six portfolios).
  736 Market Street,                                                 Trustee, Phoenix Funds Complex (1980-present). Chairman (1998
  Ste. 1430                                                          to 2000) and Chief Executive Officer (1995-1998), Carson
  Chattanooga, TN 37402                                              Products Company (cosmetics).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since           37          Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of           2001.                              bank) (1982- present). Trustee/Director, Phoenix Funds Complex
  New York                                                           (2001-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since           37          Currently retired. Trustee/Director, Phoenix Funds Complex
  164 Laird Road                  1996.                              (1995-present). Director, W.H. Reaves and Company
  Colts Neck, NJ 07722                                               (2004-present). Vice President, W.H. Reaves and Company
  DOB: 5/26/28                                                       (investment management) (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                  Served since           35          Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
  c/o Northeast Partners          1996.                              Markets, Inc.) (financial services) (1997-present). Managing
  150 Federal Street,                                                Director Wydown Group (consulting firm) (1994-present).
  Suite 1000                                                         Director, Investors Financial Service Corporation
  Boston, MA 02110                                                   (1995-present), Investors Bank & Trust Corporation
  DOB: 5/31/46                                                       (1995-present), Stifel Financial (1996-present), Connecticut
                                                                     River Bancorp (1998-present), Connecticut River Bank
                                                                     (1999-present), Trust Company of New Hampshire (2002-present).
                                                                     Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                     Vice Chairman, Massachusetts Housing Partnership (1994-1999).
                                                                     Director/Trustee, John Hancock Trust (2004-present), Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                     (1991-2000) and Command Systems, Inc. (1998-2000), Phoenix
                                                                     Investment Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002),
                                                                     1Mind.com, Plymouth Rubber Co. (1995-2003). Director and
                                                                     Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans                Served since           35          Currently retired. President, Romans & Company (private
  39 S. Sheridan Road             2004.                              investors and financial consultants) (1987-2003).
  Lake Forest, IL 60045                                              Trustee/Director, Phoenix Funds Complex (1985- present).
  DOB: 4/22/31                                                       Trustee, Burnham Investors Trust (5 portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since           35          Managing Director, Northway Management Company (1998-present).
  Northway Management             1996.                              Trustee/Director, Phoenix Funds Complex (1988-present).
  Company
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck        Served since           35          Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds
  Nederpolder, 7                  2004.                              Complex (2004-present). Director EASDAQ (Chairman), The Fleming
  B-9000 Gent, Belgium                                               Continental European Investment Trust, Groupe SNEF, Degussa
  DOB: 7/30/42                                                       Antwerpen N.V., Santens N.V. Managing Director, Almanij N.V.
                                                                     (1992-2003); Director, KBC Bank and Insurance Holding Company
                                                                     (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                     (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                                     Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                     (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003),
                                                                     Dutch Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                                     Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since           35          Director, Medallion Financial New York (2003-present),
  7 Little Point Street           1996.                              Compuware (1996-present), WWF, Inc. (2000-present). President,
  Essex, CT 06426                                                    The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                       (Trustee/Director), Phoenix Funds Complex (1995-present).
                                                                     Director, UST, Inc. (1995-2004) ), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since           35          Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC         2002.                              (1997-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                              (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                         (1989-present). Trustee/Director, Phoenix Funds Complex (2002-
  New York, NY 10020                                                 present).
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin            Served since           67          Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                   1996.                              Trust Fund (1991-present). Management Consultant (2002-2004),
                                                                     Chairman (1997-2002), Chief Executive Officer (1995-2002),
                                                                     Director (1995-2002) and Vice Chairman (1995-1997), Phoenix
                                                                     Investment Partners, Ltd. Director and Executive Vice
                                                                     President, The Phoenix Companies, Inc. (2000-2002). Director
                                                                     (1994-2002) and Executive Vice President, Investments
                                                                     (1987-2002), Phoenix Life Insurance Company. Director
                                                                     (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                     Counsel, Inc. Director (1982-2002) and President (1990-2000),
                                                                     Phoenix Equity Planning Corporation. Chairman and President,
                                                                     Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                                     and President (April 2002-September 2002), Phoenix Investment
                                                                     Management Company. Director and Executive Vice President,
                                                                     Phoenix Life and Annuity Company (1996-2002). Director
                                                                     (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                                     Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                                     Director, Phoenix National Trust Holding Company (2001-2002).
                                                                     Director (1985-2002) and Vice President (1986-2002) and
                                                                     Executive Vice President (2002-2002), PM Holdings, Inc.
                                                                     Director, W.S. Griffith Associates, Inc. (1995-2002). Director
                                                                     (1992-2002) and President (1993-1994), W.S. Griffith
                                                                     Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 * Ms. LaMarche is an "interested person" as defined in the 1940 Act, by reason of her position as Director of The Phoenix
   Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci           President since 2004.       Executive Vice President, Asset Management, The Phoenix Companies, Inc.
  DOB: 6/12/57                                           (wealth management) (since 2003). President and Chief Executive Officer,
                                                         Phoenix Investment Partners, Ltd. (since 2003). President, certain Funds within the Phoenix Fund Complex (2004-present), President and Chief
                                                         Executive Officer of North American investment operations, Pioneer
                                                         Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                         Management Group (2000-2001), Executive Vice President of Distribution and
                                                         Marketing for U.S. institutional services business (1998-2000) and
                                                         Executive Vice President of Distribution and Marketing for Fidelity Canada
                                                         (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George Aylward             Executive Vice President    Senior Vice President and Chief Executive Officer, Asset Management, The
  DOB: 8/17/64               since 2004.                 Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                         Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                         President Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                         Phoenix Companies, Inc. (2001-2004). Assistant Controller, Phoenix
                                                         Investment Partners, Ltd. (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman         Senior Vice President       Vice President, Chief Administrative Officer (2003-present), Senior Vice
  DOB: 7/27/62               since 2004.                 President, Chief Administrative Officer, Private Client Group (1999-2003),
                                                         Phoenix Investment Partners, Ltd. Senior Vice President, certain funds within the Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Treasurer since 1996.       Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                          Assistant Treasurer (2001-present), Phoenix Equity Planning Corporation.
                                                         Vice President (2003-present), Phoenix Investment Partners, Ltd. Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex
                                                         (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Swendiman        Secretary since 2004.       Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
 One American Row                                        Counsel, Chief Legal Officer and Secretary, certain of the funds within the
 Hartford, CT 06102                                      Phoenix Fund Complex (2004-present). Assistant Vice President and Assistant
 DOB: 4/5/73                                             Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PARTNER SELECT FUNDS
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Telephone Orders                                                 1-800-367-5877
Text Telephone                                                   1-800-243-1926
Web site                                                 PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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




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




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

                                                                 ---------------
                                                                    PRESORTED
[GRAPHIC OMITTED] PS                                                STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------




PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD
                  A MEMBER OF THE PHOENIX COMPANIES, INC.





For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.





NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1803                                                                     3-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.


  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.


  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Partner Select Funds
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date              March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date              March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date              March 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.